  This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular or representation intend-ed for use in the purchase of shares of the Fund or any securities mentioned in this report.


                     [LOGO OF THE ZWEIG FUND APPEARS HERE]


                               QUARTERLY REPORT


                              SEPTEMBER 30, 1995

                                                                November 1, 1995
Dear Shareholder:

  The Zweig Fund's net asset value increased 4.4% during the three months ended September 30, 1995, including the $0.27 distribution paid on July 26, 1995. During the same period, the Standard & Poor's 500 Index gained 7.9%, including dividends. Maintaining our risk-averse policy, the Fund's equity exposure during the third quarter averaged approximately 63%.

  For the nine months ended September 30, 1995 the Fund's net asset value climbed 14.6%, including $0.79 in distributions. During this span, the Standard & Poor's 500 Index rose 29.8%, including dividends. Our average exposure for this period was 49%.

  Looking backward, I wish our exposure had been higher. Concerned about the market's short-term prospects, I was just too cautious at the beginning of the year. But, as I always say, if I make a mistake, it will be by holding too much cash in a rising market rather than holding too much stock in a falling market. As I see it, we are paid to be defensive managers and, if I make a mistake, I want it to be on the side of caution.

  As soon as the bond market improved early in the year, we increased our equity exposure. We did the same when the momentum of the stock market turned up. Right now our exposure in stocks is 63% against 59% on June 30. Let me put this in perspective. In recent years I have tried to use as a benchmark for full investment in our fund about 80% stock and 20% bonds. Using 80% as a fully invested equity position, we are about 79% long (63%/80%), which for me is a moderately bullish position. In the bond segment we are about 19% invested out of a potential 20%, which makes us about 95% invested (19%/20%), a bullish position. Also, the average duration of our bond portfolio is 6.6 years. This is significantly greater than the average bond fund's duration of approximately
4.5 years.


                             DISTRIBUTION DECLARED

  On September 18, 1995, the Fund announced a distribution of $0.28 payable on October 26, 1995 to shareholders of record on October 12, 1995. Including this distribution, our total payout since the Fund's inception is now $9.95.

  At this point I would like to inform you that William M. Batten recently announced his retirement from the board of directors of both The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc. Prior to serving on the Zweig Fund boards, Mr. Batten was chairman of the board of The New York Stock Exchange and before that chairman of the board of J.C. Penney.

  We are honored to have had William Batten on our board. We wish to thank him for his years of service and wish him the best on his retirement.


                                 MARKET OUTLOOK

  Perhaps the most significant market factor in recent weeks has been the strength in bonds after the summer selloff. With the economy showing signs of slight weakness and with inflation remaining in check, bond prices have rallied. Although bonds have still not attained their peak levels of late 1993, they have regained a big chunk of the 1994 bear market losses. As bonds do well, they improve the status of our monetary model, a key indicator of stock market trends.

  Other stock market positives include the continued record cash flows into mutual funds.

Although there have been heavy amounts of stock offerings--not a positive-- these have been largely offset by takeovers and buybacks. Overall, there probably still is a small shrinkage of stocks.

  Another positive factor is the continued skepticism on the part of portfolio managers and advisors. There is no euphoria out there. Most money managers polled about market projections six months down the road voice flat expectations. This is surprising. Near a bull market top, you would normally expect very upbeat predictions. The fact that optimism is relatively under control is a plus.

  On the negative side, the tape action has slowed in recent weeks and could be better. Another negative is the low levels of cash held by mutual funds but this may be offset by the huge amounts of money pouring into them. There have been some speculative pockets in the market--perhaps in the high tech area--but a lot of that was corrected during the selloffs in September and October.

  In sum, there are probably more market positives than negatives right now. My indicators suggest that the bulls have a moderate edge although the gains are unlikely to equal the torrid pace of early this year. As always, we will maintain our flexible approach and be ready to revise our exposures as new conditions warrant.

                             PORTFOLIO COMPOSITION

  In accordance with the policy put into effect at the beginning of this year, the majority of our stocks have been picked on the basis of a proprietary computer-driven stock selection model that uses various criteria to rank the most liquid higher dividend-yielding stocks.

  Aside from a slight shuffling in ranking, the composition of the leading industry groups in our portfolio showed little change during the past three months. Reflecting improved performance after lagging in the first half, oil and oil services is now our largest industry group. Paper and forest products, utilities, chemicals, and banks round out our top five industry positions. Among other industry groups, producer manufacturing showed a significant gain.

  Chemical Bank, which will shortly merge with Chase Manhattan, has appreciated in value and is now our largest individual holding. Bank stocks generally have improved during the quarter and Citibank and BankAmerica are also among our most prominent positions.

  Our top individual companies now include Burlington Northern Santa Fe, a large U.S. railroad system that operates about 25,000 miles of track in 25 western states and two Canadian provinces. Also new to our leading holdings is Halliburton, which produces oilfield equipment and offers design, engineering, and construction services.

  In addition to the above mentioned companies, our leading individual positions include Exxon, GTE, Alcoa, Sprint, and Xerox.

  We have cut back our holdings in IBM, International Paper and Bowater.

                                        Sincerely,

                                        /s/ Martin E. Zweig
                                        Martin E. Zweig, Ph.D.
                                        Chairman

                              THE ZWEIG FUND, INC.

                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Common Stocks                                      54.37%
Aerospace & Defense                                 2.88%
  GenCorp. Inc. .........................................   18,600  $   197,625
  Lockheed Martin Corp. .................................   35,115    2,357,094
  Northrup Grumman Corp. ................................   46,700    2,842,863
  Raytheon Co. ..........................................   32,300    2,745,500
  Rockwell International Corp. ..........................   78,300    3,699,675
  Thiokol Corp. .........................................    5,400      193,050
  United Technologies Corp. .............................   39,400    3,481,975
                                                                    -----------
                                                                     15,517,782
                                                                    -----------
Automotive                                          0.80%
  General Motors Corp. ..................................   91,900    4,307,813
                                                                    -----------
Banks                                               3.84%
  Bank of Boston Corp. ..................................   18,300      871,538
  BankAmerica Corp. .....................................   85,000    5,089,375
  Chemical Banking Corp. ................................   86,900    5,290,037
  Citicorp. .............................................   73,700    5,214,275
  First Interstate Bancorp...............................   15,200    1,531,400
  Republic N.Y. Corp. ...................................   46,800    2,737,800
                                                                    -----------
                                                                     20,734,425
                                                                    -----------
Chemicals                                           4.28%
  ARCO Chemical Co. .....................................   21,900    1,067,625
  Dow Chemical Co. ......................................   43,200    3,218,400
  du Pont (E.I.) de Nemours & Co. .......................   66,100    4,544,375
  Eastman Chemical Co. ..................................   38,600    2,470,400
  Ferro Corp. ...........................................   13,100      325,863
  Goodrich (B.F.) & Co. .................................   21,000    1,383,375
  Imperial Chemical Industries PLC, ADR..................   24,800    1,258,600
  Lyondell Petrochemical Co. ............................   98,000    2,535,750
  Olin Corp. ............................................   28,400    1,952,500
  Union Carbide Corp. ...................................  109,400    4,348,650
                                                                    -----------
                                                                     23,105,538
                                                                    -----------
Conglomerates                                       0.82%
  Xerox Corp. ...........................................   32,900    4,420,937
                                                                    -----------
Construction & Farm Equipment                       0.73%
  Deere & Co. ...........................................   48,600    3,954,825
                                                                    -----------
Consumer Durables                                   0.94%
  Goodyear Tire & Rubber Co. ............................  106,500    4,193,438
  Jostens Inc. ..........................................   26,500      622,750
  Toro Co. ..............................................    8,200      258,300
                                                                    -----------
                                                                      5,074,488
                                                                    -----------

                              THE ZWEIG FUND, INC.

                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Finance & Financial Services                        0.97%
  Alex Brown Inc. .......................................  26,000   $ 1,517,750
  American Bankers Insurance Group, Inc. ................  25,300       942,425
  Fremont General Corp. .................................  20,400       563,550
  GATX Corp.  ...........................................  20,500     1,060,875
  PHH Corp. .............................................  18,500       832,500
  Raymond James Financial, Inc. .........................  15,000       326,250
                                                                    -----------
                                                                      5,243,350
                                                                    -----------
Food & Beverage                                     0.01%
  Michael Foods Inc. ....................................   5,200        69,550
                                                                    -----------
Health Services                                     0.83%
  Baxter International Inc. .............................  97,500     4,009,687
  McKesson Corp. ........................................  10,400       468,000
                                                                    -----------
                                                                      4,447,687
                                                                    -----------
Industrial Services                                 0.22%
  Browning-Ferris Industries Inc. .......................  39,100     1,187,662
                                                                    -----------
Investment Companies                                0.94%
  Alliance Global Environment Fund ......................  13,100       126,088
  Blue Chip Value Fund, Inc. ............................  29,700       226,462
  Emerging Markets Infrastructure, Inc. .................  26,000       263,250
  France Growth Fund, Inc. ..............................  31,200       304,200
  Global Health Sciences Fund, Inc. .....................  52,200       769,950
  Growth Fund Spain, Inc. ...............................  18,300       194,437
  John Hancock Bank & Thrift Opportunity Fund ...........  15,800       369,325
  New Age Media Fund, Inc. ..............................  31,400       478,850
  Pilgrim Regional Bank Shares, Inc. ....................  15,600       193,050
  Royce Value Trust, Inc. ...............................  13,100       176,850
  Salomon Brothers Fund, Inc. ...........................  26,200       347,150
  Scudder New Europe Fund, Inc. .........................  26,000       279,500
  Templeton Dragon Fund, Inc. ...........................  13,100       163,750
  The Charles Allmon Trust, Inc. ........................  13,100       121,175
  The Swiss Helvetia Fund, Inc. .........................  39,100       811,325
  Tri Continental Corp. .................................  10,400       244,400
                                                                    -----------
                                                                      5,069,762
                                                                    -----------
Manufacturing                                       3.75%
  Avery Dennison Corp. ..................................  29,300     1,230,600
  Crane Co. .............................................  12,500       431,250

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Manufacturing-(Continued)
  Dana Corp. ............................................   52,000  $ 1,501,500
  Duriron Inc. ..........................................   15,600      456,300
  Eaton Corp. ...........................................   49,200    2,607,600
  Gleason Corp. .........................................   13,100      429,025
  Harsco Corp. ..........................................   10,400      578,500
  Johnson Controls Inc. .................................   15,800      999,350
  Kennametal Inc. .......................................   44,800    1,624,000
  PACCAR Inc. ...........................................   20,800      972,400
  Parker-Hannifin Corp. .................................   89,700    3,408,600
  Timken Co.  ...........................................   49,500    2,109,938
  Trinity Industries Inc.  ..............................   36,900    1,143,900
  TRW Inc. ..............................................   36,700    2,729,562
                                                                    -----------
                                                                     20,222,525
                                                                    -----------
Metals & Mining                                     3.34%
  Aluminum Company of America............................   86,600    4,578,975
  Cyprus Amax Minerals Co................................   73,300    2,061,562
  Homestake Mining Co....................................   45,100      766,700
  Lukens Inc. ...........................................   12,500      364,063
  Phelps Dodge Corp. ....................................   72,100    4,515,262
  Quanex Corp. ..........................................   26,000      562,250
  Reynolds Metals Co. ...................................   52,100    3,008,775
  USX-U.S. Steel Group ..................................   70,000    2,170,000
                                                                    -----------
                                                                     18,027,587
                                                                    -----------
Oil & Oil Services                                  9.17%
  Amoco Corp. ...........................................   40,300    2,584,238
  Atlantic Richfield Co. ................................   39,700    4,262,787
  British Petroleum Co., PLC, ADS........................   34,400    3,091,700
  Chevron Corp. .........................................   96,300    4,682,588
  Elf Aquitaine, ADR.....................................   21,000      706,125
  Exxon Corp. ...........................................   68,200    4,927,450
  Halliburton Co. .......................................  109,700    4,579,975
  Imperial Oil, Ltd. ....................................   49,500    1,843,875
  Kerr-McGee Corp. ......................................   59,700    3,313,350
  Louisiana Land & Exploration Co. ......................   26,000      926,250
  Mobil Corp. ...........................................   39,200    3,905,300
  Nova Corp. ............................................   61,600      485,100
  Occidental Petroleum Corp. ............................  136,200    2,996,400
  Phillips Petroleum Co. ................................   60,100    1,953,250
  Repsol S.A., ADR.......................................   70,100    2,225,675
  Sun Inc. ..............................................   28,700      739,025
  Texaco Inc. ...........................................   13,100      846,587
  Unocal Corp. ..........................................  134,000    3,819,000
  USX-Marathon Group Inc. ...............................   78,300    1,546,425
                                                                    -----------
                                                                     49,435,100
                                                                    -----------

                              THE ZWEIG FUND, INC.

                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------   -----------
Paper & Forest Products                           6.91%
  Boise Cascade Corp. .................................   91,300    $ 3,686,238
  Bowater, Inc. .......................................   84,400      3,935,150
  Federal Paper Board Inc. ............................   57,000      2,187,375
  Georgia-Pacific Corp. ...............................   46,500      4,068,750
  International Paper Co. .............................   96,600      4,057,200
  James River Corp. of Virginia........................   59,100      1,891,200
  Mead Corp. ..........................................   48,100      2,819,200
  Sonoco Products Co. .................................   61,500      1,706,625
  Temple-Inland Inc. ..................................   31,300      1,666,725
  Union Camp Corp. ....................................   52,200      3,008,025
  Westvaco Corp. ......................................   41,300      1,884,313
  Weyerhaeuser Co. ....................................   70,400      3,212,000
  Willamette Industries Inc. ..........................   46,900      3,130,575
                                                                    -----------
                                                                     37,254,038
                                                                    -----------
Retail Trade & Services                           0.48%
  Bruno's Inc.  .......................................    2,626         31,521
  CPI Corp. ...........................................   12,300        272,138
  Giant Food Inc. .....................................   17,300        542,787
  Great Atlantic & Pacific Tea Co.  ...................   18,100        506,800
  Ross Stores Inc. ....................................   39,100        615,825
  Ruddick Corp. .......................................   77,400        280,800
  Shopko Stores Inc. ..................................   27,700        321,750
                                                                    -----------
                                                                      2,571,621
                                                                    -----------
Technology                                        2.62%
  Applied Materials, Inc. .............................   10,400(a)   1,063,400
  Dell Computer Corp. .................................   18,000(a)   1,530,000
  Digital Equipment Corp. .............................   36,200(a)   1,651,625
  Harris Corp. ........................................   60,600      3,235,425
  Intel Corp. .........................................   22,800      1,370,850
  International Business Machines Corp. ...............   30,000      2,831,250
  Microsoft Corp. .....................................   25,800(a)   2,334,900
                                                                    -----------
                                                                     14,107,450
                                                                    -----------
Telecommunications                                2.99%
  Cable & Wireless Ltd., ADR...........................   85,300      1,674,013
  Cincinnati Bell Inc. ................................   38,700      1,044,900
  GTE Corp. ...........................................  109,600      4,301,800
  NYNEX Corp. .........................................   90,800      4,335,700
  Southern New England Telecommunications Corp. .......   21,200        749,950
  Sprint Corp. ........................................  114,400      4,004,000
                                                                    -----------
                                                                     16,110,363
                                                                    -----------

                                                        NUMBER OF
                                                         SHARES/
                                                        PRINCIPAL
                                                          AMOUNT      VALUE
                                                        ---------- ------------
Textiles                                          0.05%
  Guilford Mills Inc. .................................      2,800 $     67,900
  Interface Inc. ......................................     11,800      202,075
                                                                   ------------
                                                                        269,975
                                                                   ------------
Transportation                                    1.70%
  British Airways PLC, ADR ............................     22,300    1,591,662
  Burlington Northern Santa Fe Corp. ..................     65,500    4,748,750
  CSX Corp. ...........................................     33,500    2,818,188
                                                                   ------------
                                                                      9,158,600
                                                                   ------------
Utilities                                         6.10%
  Centerior Energy Corp. ..............................     38,700      420,862
  DQE Inc..............................................     41,650    1,103,725
  Eastern Enterprises .................................      5,200      167,050
  FPL Group Inc. ......................................    105,100    4,295,962
  Illinova Corp. ......................................     30,600      830,025
  MDU Resources Group Inc. ............................      5,200      165,750
  New York State Electric & Gas Corp. .................     33,900      889,875
  Nipsco Industries Inc. ..............................     26,000      906,750
  Oneok Inc. ..........................................      7,900      183,675
  Pacific Enterprises .................................     64,000    1,608,000
  Pacific Gas & Electric Co. ..........................    130,500    3,898,688
  Panhandle Eastern Corp. .............................    140,900    3,839,525
  Peco Energy Co. .....................................     39,100    1,119,238
  Portland General Corp. ..............................    139,300    3,569,563
  Rochester Gas & Electric Corp. ......................     28,700      678,037
  San Diego Gas & Electric Co. ........................     39,100      904,187
  SCEcorp. ............................................    152,400    2,705,100
  Southwest Gas Corp. .................................     10,400      162,500
  Tenneco Inc. ........................................     26,200    1,211,750
  Transcanada Pipeline Ltd. ...........................     10,400      136,500
  Unicom Corp. ........................................    123,500    3,735,875
  United Illuminating Co. .............................     10,400      365,300
                                                                   ------------
                                                                     32,897,937
                                                                   ------------
    Total Common Stocks ...............................             293,219,015
                                                                   ------------
Corporate Bonds                                   0.63%
  Exxon Capital Corp., 7.875%, 8/15/97 ................ $1,590,000    1,639,145
  General Electric Capital Corp., 8.375%, 3/1/2001 ....  1,590,000    1,733,628
                                                                   ------------
    Total Corporate Bonds .............................               3,372,773
                                                                   ------------

                              THE ZWEIG FUND, INC.

                      STATEMENT OF NET ASSETS--(CONCLUDED)
                                 MARCH 31, 1995
                                  (UNAUDITED)

                                                      PRINCIPAL
                                                       AMOUNT/
                                                      NUMBER OF
                                                      CONTRACTS        VALUE
                                                     -----------    ------------
United States Government & Agency Obligations16.75%
  Federal Home Loan Mortgage Corp., 7.05%,
   3/24/2004 ......................................  $ 3,195,000    $  3,235,244
  Federal Home Loan Mortgage Corp., 7.61%,
   9/1/2004 .......................................    1,100,000       1,127,028
  Federal National Mortgage Association 6.20%,
   7/10/2003 ......................................    1,180,000       1,139,062
  Federal National Mortgage Association 6.48%,
   2/18/2004 ......................................    1,100,000       1,076,991
  Federal National Mortgage Association 6.90%,
   3/10/2004 ......................................    1,300,000       1,301,559
  Federal National Mortgage Association 6.85%,
   4/5/2004  ......................................    2,765,000       2,838,032
  Federal National Mortgage Association 7.60%,
   4/14/2004 ......................................    1,810,000       1,827,108
  United States Treasury Notes, 4.625%, 2/15/96 ...      700,000         697,593
  United States Treasury Notes, 4.25%, 5/15/96 ....        5,000           4,955
  United States Treasury Notes, 6.125%, 5/15/98 ...   24,000,000      24,135,000
  United States Treasury Notes, 6.125%, 7/31/2000 .   18,000,000      18,073,098
  United States Treasury Notes, 6.50%, 5/15/2005 ..    7,200,000       7,362,000
  United States Treasury Bonds, 8.125%, 8/15/2019 .    5,000,000       5,870,305
  United States Treasury Bonds, 7.625%, 2/15/2025 .   19,100,000(b)   21,630,750
                                                     -----------    ------------
    Total United States Government & Agency                           90,318,725
     Obligations ..................................                 ------------
Short-Term Money Market Instruments          27.57%
  Bell Atlantic Financial Services, 5.73%,
   10/4/95 ........................................   17,200,000      17,191,787
  Cargill Financial Services Corp., 5.72%,
   10/12/95 .......................................   24,000,000      23,958,053
  Coca-Cola Finance Corp., 5.70%, 10/6/95 .........   19,000,000      18,984,958
  Ford Motor Credit Co., 5.73%, 10/3/95 ...........   17,800,000      17,794,334
  Monsanto Inc., 5.80%, 10/5/95 ...................    9,900,000       9,893,620
  Philip Morris Capital Corp., 5.70%, 10/2/95......   23,400,000      23,396,295
  Raytheon Co., 5.74%, 10/6/95 ....................   23,800,000      23,781,026
  Sara Lee Corp., 5.73%, 10/3/95 ..................    8,600,000       8,597,263
  UPS Inc., 6.50%, 10/2/95 ........................    5,100,000       5,099,079
                                                                    ------------
    Total Short-Term Money Market Instruments .....                  148,696,415
                                                                    ------------
Net Unrealized Appreciation on Futures
Contracts                                     0.18%
  Standard & Poor's 500 Index, December 1995 Long
   futures ........................................          161(c)      994,939
  Total Investments ...............................        99.50%    536,601,867
  Cash And Other Assets, Less Liabilities .........         0.50       2,709,119
                                                     -----------    ------------
  Net Assets (Equivalent to $10.99 per share based
   on 49,053,003 shares of capital stock                  100.00%   $539,310,986
   outstanding) ...................................  ===========    ============

--------
(a) Non-income producing security.
(b) $2,900,000 of this security has been pledged as collateral for futures transactions.
(c) The market value of the long futures was $47,350,100 (representing 8.78% of the Fund's net assets) with a cost of $46,355,161.

                              THE ZWEIG FUND, INC.

                              FINANCIAL HIGHLIGHTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                              NET ASSET VALUE
                                        TOTAL NET ASSETS         PER SHARE
                                    ------------------------- -----------------
NET ASSET VALUE:
 Beginning of period: 12/31/94.....              $492,003,507            $10.33
  Net investment income............ $14,098,631               $  0.29
  Net realized and unrealized gains
   from
   security transactions...........  56,143,972                  1.16
  Dividends from net investment
   income and distributions from
   net short-term capital gains.... (38,001,700)                (0.79)
  Net asset value of shares issued
   to shareholders for reinvestment  15,066,576                  0.00
   of dividends and distributions.. -----------               -------
   Net increase in net asset value.                47,307,479              0.66
                                                 ------------          --------
 End of period: 9/30/95............              $539,310,986            $10.99
                                                 ============          ========

KEY INFORMATION

THE BANK OF NEW YORK

P.O. Box 11258
Church Street Station
New York, New York 10286-1258
Attn: Reinvestment Service

   For questions about our Reinvestment and Cash Purchase Plan, shareholders may write to The Bank of New York or call 1-800-432-8224.

THE ZWEIG FUND, INC.
 GENERAL INFORMATION

   1-800-272-2700

THE ZWEIG FUND HOTLINE

   For weekly updates on the Fund's major industry holdings, our market stance and our net asset value (NAV) call (212) 644-2188.


--------------------------------------------------------------------------------
                               REINVESTMENT PLAN
   Many of you have questions about the reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in "Street Name" to consult your broker as soon as possible to determine if you must change registration in-to your own name to participate.
--------------------------------------------------------------------------------


  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount of 10% or more from their net asset value.

OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Edward S. Babbitt, Jr.
Director

Eugene J. Glaser
Director

Elliot S. Jaffe
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

INVESTMENT ADVISER
Zweig Advisors Inc.
900 Third Avenue
New York, New York 10022

FUND ADMINISTRATOR
Zweig/Glaser Advisers
5 Hanover Square
New York, New York 10004

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
48 Wall Street
New York, New York 10015

LEGAL COUNSEL
Rosenman & Colin
575 Madison Avenue
New York, New York 10022